Transferred financial assets that are not derecognized in their entirety	12 Months Ended
Dec. 31, 2023
Transferred Financial Assets That Are Not Derecognized In Their Entirety [Line Items]
Disclosure Of Transfers Of Financial Assets Explanatory

b) Transferred financial assets that are not derecognized

in their entirety
The

table

below

presents

information

for

financial

assets

that

have

been

transferred

but

are

subject

to

continued
recognition in full, as well as recognized

liabilities associated with those transferred assets.

Transferred financial assets subject to continued recognition in full

USD m 31.12.23 31.12.22
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Financial assets at fair value held for trading that may be sold or repledged by counterparties
44,524 23,374 36,742 16,470
Financial assets at fair value not held for trading that may be sold or repledged by
counterparties 2,110 1,976 1,220 1,050
Debt securities classified as Other financial assets measured at amortized cost that may be
sold or repledged by counterparties 6,299 5,928 2,685 2,302
Total financial assets transferred 52,933 31,278 40,647 19,822
Transactions in which financial assets are transferred but continue to be recognized in their entirety on UBS AG’s balance
sheet include

securities lending

and repurchase

agreements,

as well

as other

financial asset

transfers. Repurchase

and
securities lending

arrangements are, for

the most

part, conducted

under standard market

agreements and are

undertaken
with counterparties subject to UBS AG’s normal credit

risk control processes.

›
Refer to Note 1a item 2e for more information about repurchase and securities lending agreements
Financial assets at

fair value held

for trading that

may be sold

or repledged

by counterparties

include securities lending
and

repurchase

agreements

in

exchange

for

cash

received,

securities

lending

agreements

in

exchange

for

securities
received and other financial asset transfers.
For

securities

lending

and

repurchase

agreements,

a

haircut

of

between
0
%

and
15
%

is

generally

applied

to

the
transferred

assets,

which

results

in

associated

liabilities

having

a

carrying

amount

below

the

carrying

amount

of

the
transferred assets. The

counterparties to the

associated liabilities included

in the

table above have

full recourse to

UBS AG.
In securities

lending arrangements

entered into

in exchange

for the

receipt of

other securities

as collateral,

neither the
securities received nor the obligation to return them are recognized on UBS AG’s balance sheet, as the risks and rewards of

ownership

are

not

transferred

to

UBS AG.

In

cases

where

such

financial

assets

received

are

subsequently

sold

or
repledged in another transaction, this is not considered to

be a transfer of financial assets.
Other financial asset transfers primarily include

securities transferred to collateralize derivative transactions, for which the carrying amount

of associated liabilities

is not

included in

the table above,

because those replacement

values are

managed
on a

portfolio basis

across counterparties

and product

types, and

therefore there

is no

direct relationship

between the
specific collateral pledged and the associated liability.
Transferred financial assets that are not subject

to derecognition in full but remain on the balance

sheet to the extent of
UBS AG’s continuing involvement were not material as of

31 December 2023 and as of 31 December 2022.